Revenue (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Revenue From Business

Revenue for the years ended December 31 consisted of the following (in millions):

	2012	2011	2010
Product revenue:
Royalties	$0.7	$2.7	$1.6
Azactam®	(0.5)	0.9	27.2
Maxipime®	—	0.4	8.2
Prialt®	—	—	6.1

Total product revenue	0.2	4.0	43.1
Contract revenue	—	—	1.0

Total revenue	$0.2	$4.0	$44.1